FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04930

                           Dryden Municipal Bond Fund

               (Exact name of registrant as specified in charter)


     100 Mulberry Street, Gateway Center Three, 4 th Floor, Newark, NJ 07102

               (Address of principal executive offices) (Zip Code)


                             Jonathan D. Shain, Esq.
     100 Mulberry Street, Gateway Center Three, 4 th Floor, Newark, NJ 07102

                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 973-802-6469

                        Date of fiscal year-end: April 30

                     Date of reporting period: June 30, 2009





Item 1. Proxy Voting Record

In determining votes against management, any ballot that management did not make a recommendation is considered to be "FOR" regardless of the vote cast. Any "Abstain" vote cast is considered as voted, and to be against the management recommendation.


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04930
Reporting Period: 07/01/2008 - 06/30/2009
Dryden Municipal Bond Fund









========= DRYDEN MUNICIPAL BOND FUND -  INSURED SERIES - SUB-ADVISER: ==========
=========                             PIM                             ==========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============== DRYDEN MUNICIPAL BOND FUND - HIGH INCOME SERIES - ===============
==============                 SUB-ADVISER: PIM                  ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




Dryden Municipal Bond Fund


By




/s/ Judy A. Rice*
      (Jonathan D. Shain)




Judy A. Rice, President

Date: July 23, 2009

By Power of Attorney dated July 1, 2008. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 33 to the Registration Statement on Form N1-A for Jennison Natural Resources Fund, Inc. (File No. 33-15166) filed via EDGAR on July 31, 2008.